Cover	1 Months Ended
Feb. 28, 2025
Entity Addresses [Line Items]
Document Type	F-4
Amendment Flag	false
Entity Registrant Name	Quad Global Inc.
Entity Central Index Key	0002059582
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	Suite 304
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	+1(212)
Local Phone Number	612-1400
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Hui Chen and Associates, P.L.L.C.
Entity Address, Address Line Two	136-20 38th Avenue
Entity Address, Address Line Three	Suite 9E
Entity Address, City or Town	Flushing
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11354
City Area Code	(718)
Local Phone Number	463-2666
Contact Personnel Name	Hui Chen, Esq.